Long-term Debt - Summary of Components (Details) - USD ($) $ in Thousands	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	May 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	May 14, 2014
Long-term debt
Decrease in total debt outstanding	$ 22,700
Loss on extinguishment of debt				$ 9,349		$ 16,417	$ 4,084	$ 4,084	$ 21,524
Long-term debt components
Total debt	795,364			795,364		795,364		1,055,045	1,061,165
Less: debt issuance costs	11,322			11,322		11,322		20,975	27,227
Less: current portion	18,000			18,000		18,000		21,099	8,100
Total long-term debt	766,042			766,042		766,042		1,012,971	1,025,838
May 2014 First Lien and Second Lien Facilities
Long-term debt
Loss on extinguishment of debt				9,349		9,349
May 2014 Second Lien
Long-term debt
Loss on extinguishment of debt						7,068
Outstanding borrowings repaid		$ 223,000
Voluntary prepayment of borrowings		$ 13,100
May 2014 First Lien
Long-term debt
Loss on extinguishment of debt					$ 4,084
Decrease in applicable interest rates (as a percent)			0.50%
Long-term debt components
Total debt								792,167	798,605
Term Loan A | Restated Credit Agreement
Long-term debt
Maximum borrowing capacity	250,000			250,000		250,000
Long-term debt components
Total debt	249,808			249,808		249,808
Term Loan B | Restated Credit Agreement
Long-term debt
Maximum borrowing capacity	550,000			550,000		550,000
Long-term debt components
Total debt	545,556			545,556		545,556
Term loan | May 2014 Second Lien
Long-term debt
Maximum borrowing capacity										$ 265,000
Long-term debt components
Total debt								262,878	262,560
Term loan | May 2014 First Lien
Long-term debt
Maximum borrowing capacity										810,000
Long-term debt components
Total debt								792,167
Revolver | Restated Credit Agreement
Long-term debt
Maximum borrowing capacity	$ 100,000			$ 100,000		$ 100,000
Revolver | May 2014 Second Lien
Long-term debt components
Total debt								$ 0	$ 0
Revolver | May 2014 First Lien
Long-term debt
Maximum borrowing capacity										$ 75,000